Risk management - Schedule of changes in impairment losses on debt instruments, Spain real estate business (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	€ 243,203	€ 193,716
Financial assets at end of period	283,497	243,203	€ 193,716
Spain | Real estate operations in Spain | Construction and property development
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	2,433	2,327	2,625
Foreclosed assets	0	(1)	0
Net variation	112	115	(295)
Written-off assets	0	(8)	(3)
Financial assets at end of period	€ 2,545	€ 2,433	€ 2,327